Note 9 - Fixed Assets (Details) - Components of Fixed Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 318,356	$ 296,851
Accumulated depreciation	197,962	195,297
Net	120,394	101,554
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	2,524	2,527
Net	2,524	2,527
Building [Member]
Property, Plant and Equipment [Line Items]
Cost	11,591	11,803
Accumulated depreciation	4,514	4,213
Net	7,077	7,590
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	33,385	30,516
Accumulated depreciation	24,082	22,901
Net	9,303	7,615
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	73,306	66,289
Accumulated depreciation	46,448	47,971
Net	26,858	18,318
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	130,006	123,637
Accumulated depreciation	89,527	87,121
Net	40,479	36,516
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	67,544	62,079
Accumulated depreciation	33,391	33,091
Net	$ 34,153	$ 28,988